Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Explanatory Description Of Accounting Policy for Basis of Presentation and Disclosure
2)	BASIS OF PRESENTATION AND DISCLOSURE
The consolidated financial statements as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021, were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
Cemex adopted Disclosure of Accounting Policies (Amendments to IAS 1) starting January 1, 2023. The amendments require the disclosure of “material” rather than “significant” accounting policies. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements. See note 28 for Cemex’s material accounting policies.
Presentation currency and definition of terms
The consolidated financial statements and the accompanying notes are presented in Dollars of the United States of America (the “United States”), except when specific reference is made to a different currency. When reference is made to “U.S. Dollar,” “Dollar,” “Dollars” or “$” it means Dollars of the United States. All amounts in the financial statements and the accompanying notes are stated in millions, except when references are made to earnings per share and/or prices per share. When reference is made to “Ps” or “Pesos,” it means Mexican Pesos. When reference is made to “€” or “Euros,” it means the currency in circulation in a significant number of European Union (“EU”) countries. When reference is made to “£” or “Pounds,” it means British Pounds sterling. Previously reported Dollar amounts of prior years are restated when the underlying transactions in other currencies remain unsettled using the closing exchange rates as of the reporting date. Amounts reported in Dollars should not be construed as representations that such amounts represented those Dollars or could be converted into Dollars at the rate indicated.
Amounts disclosed in the notes in connection with outstanding tax and/or legal proceedings (notes 20.4 and 25), which are originated in jurisdictions where currencies are different from the Dollar, are presented in Dollar equivalents as of the closing of the most recent year presented. Consequently, without any change in the original currency, such Dollar amounts will fluctuate over time due to changes in exchange rates.
Discontinued operations (note 4.2)
Cemex reports as discontinued operations the disposal of entire geographical reportable operating segments regardless of size, the sale of a considerable portion of a significant reportable operating segment, as well as the sale of a major line of business.
Statements of income
Cemex includes the line item titled “Operating earnings before other expenses, net” considering that it is a subtotal relevant for the determination of Cemex’s “Operating EBITDA” (Operating earnings before other expenses, net plus depreciation and amortization) as described below in this note. The line item of “Operating earnings before other expenses, net” allows for easy reconciliation of the amount in these financial statements under IFRS to the non-IFRS
measure of Operating EBITDA by adding back depreciation and amortization. The line item “Other expenses, net” consists primarily of revenues and expenses not directly related to Cemex’s main activities or which are of a non-recurring
nature, including impairment losses of long-lived assets,
non-recurring
sales of emission allowances (note 28.13), results on disposal of assets and restructuring costs, among others (note 7). Under current IFRS, the inclusion of certain subtotals such as “Operating earnings before other expenses, net” and the display of the statement of income vary significantly by industry and company according to specific needs.

Although Operating EBITDA is not a measure of operating performance, an alternative to cash flows or a measure of financial position under IFRS, Operating EBITDA is the financial measure used by Cemex’s chief executive officer to review operating performance and profitability, for decision-making purposes and to allocate resources. Moreover, Operating EBITDA is a measure used by Cemex’s creditors to review its ability to internally fund capital expenditures, to review its ability to service or incur debt and to comply with financial covenants under its financing agreements. Cemex presents “Operating EBITDA” in notes 4.3 (selected financial information by reportable segment and line of business) and 17.1 (Financial instruments—Financial covenants). Cemex’s Operating EBITDA may not be comparable to other similarly titled measures of other companies.
Statements of cash flows
The statements of cash flows exclude the following transactions that did not represent sources or uses of cash:
Financing activities:

•	In 2023, 2022 and 2021, the increases in other financing obligations in connection with lease contracts negotiated during the year for $341, $296 and $227, respectively (note 17.2); and
Investing activities:

•
In 2023, 2022 and 2021, in connection with the leases negotiated during the year, the increases in assets for the right-of-use
related to lease contracts for $341, $296 and $227, respectively (note 15.2).

Other newly issued IFRS adopted in the reported periods
IFRS 17,
Insurance contracts
(“IFRS 17”)
Beginning January 1, 2023, IFRS 17 replaced IFRS 4,
Insurance contracts
, which sets forth accounting requirements for all contracts in which an entity (the “Issuer”) accepts significant insurance risks from another entity (the “Policyholder”) by agreeing to compensate the Policyholder if a specified uncertain future event (the insured event) adversely affects the Policyholder. IFRS 17 may apply to any contract in which an entity assumes a risk position similar to an Issuer, to the extent that is not being accounted for under other IFRS, such as warranties or residual value guarantees, covered by IFRS 15,
Revenues from contracts with customers
(“IFRS 15”) and IFRS 16,
Leases
(“IFRS 16”), respectively, among others. IFRS 17 does not apply to acquired insurance policies.
Concurrent with the adoption of IFRS 17, Cemex analyzed its several contracts and concluded that: a) it has not issued insurance policies to third-parties; and b) all obligations and contingent obligations arising from another type of contracts are accounted under the relevant IFRS, such as IFRS 15, IFRS 16, IFRS 9,
Financial Instruments
(“IFRS 9”) or IAS 19,
Employee benefits
(“IAS 19”), as applicable.
Others
In addition, beginning January 1, 2023, Cemex adopted prospectively IFRS amendments that did not result in any material impact on its results of operation or financial position, and which are explained as follows:

Standard	Main topic

Amendments to IAS 8, Definition of Accounting Estimates
The amendment makes a distinction between how an entity should present and disclose different types of accounting changes in its financial statements. Changes in accounting policies must be applied retrospectively, while changes in accounting estimates are accounted for prospectively.

Amendments to IAS 12, Income Taxes – Deferred Tax related to Assets and Liabilities arising from a Single Transaction	The amendment clarifies that companies should account for deferred tax assets and liabilities on transactions such as leases and decommissioning obligations. Cemex has always applied these criteria.

Amendments to IFRS 16, Leases – Lease Liability in a Sale and Leaseback
The amendments mentioned that on initial recognition, the seller-lessee would include variable payments when it measures a lease liability arising from a sale-and-leaseback
transaction. In addition, the amendments established that the seller-lessee could not recognize gains or losses relating to the right of use it retains after initial recognition.

Principles of Consolidation
28.1)	PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include those of Cemex, S.A.B. de C.V. and those of all controlled entities. Balances and operations between related parties are eliminated in consolidation.
Investments in associates and joint controlled entities are accounted for by the equity method. The equity method reflects the investee’s original cost and Cemex’s share of the investee’s equity and earnings after acquisition.

Use of Estimates and Critical Assumptions
28.2)	USE OF ESTIMATES AND CRITICAL ASSUMPTIONS
The preparation of financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. These assumptions are reviewed on an ongoing basis using available information. Actual results could differ from these estimates. The main items subject to significant estimates and assumptions by management include impairment tests of long-lived assets, recognition of deferred income tax assets, the recognition of uncertain tax positions, the measurement of asset retirement obligations, as well as provisions regarding legal proceedings and environmental liabilities, among others. Significant judgment is required by management to appropriately assess the amounts of these concepts.

Foreign Currency Transactions and Translation of Foreign Currency Financial Statements
28.3)	FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION OF FOREIGN CURRENCY FINANCIAL STATEMENTS
Transactions denominated in foreign currencies are recorded in the functional currency of each consolidated entity at the exchange rates prevailing on the dates of their execution. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency of each consolidated entity at the exchange rates prevailing at the statement of financial position date, and the resulting foreign exchange fluctuations are recognized in earnings, except for exchange fluctuations arising from: 1) foreign currency indebtedness associated with the acquisition of foreign entities; and 2) fluctuations associated with related parties’ balances denominated in foreign currency, whose settlement is neither planned nor likely to occur in the foreseeable future and as a result, such balances are of a permanent investment nature. These fluctuations are recorded against “Other equity reserves,” as part of the foreign currency translation adjustment (note 21.2) until the disposal of the foreign net investment, at which time, the accumulated amount in equity is recycled through the statement of income as part of the gain or loss on disposal.
The financial statements of consolidated entities, as determined using their respective functional currency, are translated to Dollars at the closing exchange rate for the statement of financial position and at the closing exchange rates of each month within the period for the statements of income. The functional currency is that in which each consolidated entity primarily generates and expends cash. The corresponding translation effect is included within “Other equity reserves” and is presented in the statement of other comprehensive income for the period as part of the foreign currency translation adjustment (note 21.2) until the disposal of the net investment in the consolidated entity.
Considering its integrated activities, for purposes of functional currency, the Parent Company deemed to have two divisions, one related with its financial and holding company activities, in which the functional currency is the Dollar for all assets, liabilities and transactions associated with these activities, and another division related with the Parent Company’s operating activities in Mexico, in which the functional currency is the Peso for all assets, liabilities and transactions associated with these activities.
The most significant closing exchange rates for the statement of financial position and the approximate average exchange rates (as determined using the closing exchange rates of each month within the period) for the statements of income with respect Cemex’s main functional currencies to the Dollar as of December 31, 2023, 2022 and 2021, were as follows:

	2023		2022		2021

Currency	Closing	Average	Closing	Average	Closing	Average

Peso	16.9700	17.6300	19.5000	20.0274	20.5000	20.4266
Euro	0.9059	0.9227	0.9344	0.9522	0.8789	0.8467
British Pound Sterling	0.7852	0.8019	0.8266	0.8139	0.7395	0.7262
Colombian Peso	3,822	4,272	4,810	4,277	3,981	3,783

Financial Instruments
28.4)	FINANCIAL INSTRUMENTS
Classification and measurement of financial instruments
Financial assets are classified as “Held to collect” and measured at amortized cost when they meet both of the following conditions and are not designated as at fair value through profit or loss: a) are held within a business model whose objective is to hold assets to collect contractual cash flows; and b) its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Amortized cost represents the NPV of the consideration receivable or payable as of the transaction date. This classification of financial assets comprises the following captions:

•	Cash and cash equivalents (note 9).

•
Trade accounts receivable, other current accounts receivable and other current assets (notes 10 and 11). Due to their short-term nature, Cemex initially recognizes these assets at the original invoiced or transaction amount less expected credit losses, as explained below.

•
Trade accounts receivable sold under securitization programs, in which certain residual interest in the trade accounts receivable sold in case of recovery failure and continued involvement in such assets is maintained, do not qualify for derecognition and are maintained in the statement of financial position (notes 10 and 17.2).

•
Investments and
non-current
accounts receivable (note 14.2). Subsequent changes in effects from amortized cost are recognized in the statement of income as part of “Financial income and other items, net.”

Certain strategic investments are measured at fair value through other comprehensive income within “Other equity reserves” (note 14.2). Cemex does not maintain financial assets “Held to collect and sell” whose business model has the objective of collecting contractual cash flows and then selling those financial assets.
The financial assets that are not classified as “Held to collect” or that do not have strategic characteristics fall into the residual category of held at fair value through the statement of income as part of “Financial income and other items, net” (note 14.2).
Debt instruments and other financial obligations are classified as “Loans” and measured at amortized cost (notes 17.1 and 17.2). Interest accrued on financial instruments is recognized within “Other accounts payable and accrued expenses” against financial expense. During the reported periods, Cemex did not have financial liabilities voluntarily recognized at fair value or associated with fair value hedge strategies with derivative financial instruments.
Derivative financial instruments are recognized as assets or liabilities in the statement of financial position at their estimated fair values, and the changes in such fair values are recognized in the statement of income within “Financial income and other items, net” for the period in which they occur, except in the case of hedging instruments as described below.
Hedging instruments (note 17.4)
A hedging relationship is established to the extent the entity considers, based on the analysis of the overall characteristics of the hedging and hedged items, that the hedge will be highly effective in the future and the hedge relationship at inception is aligned with the entity’s reported risk management strategy (note 17.5). The accounting categories of hedging instruments are: a) cash flow hedge; b) fair value hedge of an asset or forecasted transaction; and c) hedge of a net investment in a subsidiary.
In cash flow hedges, the effective portion of changes in fair value of derivative instruments are recognized in stockholders’ equity within other equity reserves and are reclassified to earnings as the interest expense of the related debt is accrued, in the case of interest rate swaps, or when the underlying products are consumed in the case of contracts on the price of raw materials and commodities. In hedges of the net investment in foreign subsidiaries, changes in fair value are recognized in stockholders’ equity as part of the foreign currency translation result within “Other equity reserves” (note 28.3), whose reversal to earnings would take place upon disposal of the foreign investment. Derivative instruments are negotiated with institutions with significant financial capacity; therefore, Cemex believes the risk of non-performance
of the obligations agreed to by such counterparties to be minimal.
Impairment of financial assets
Impairment losses of financial assets, including trade accounts receivable, are recognized using the Expected Credit Loss model (“ECL”) for the entire lifetime of such financial assets on initial recognition, and at each subsequent reporting period, even in the absence of a credit event or if a loss has not yet been incurred, considering for their measurement past events and current conditions, as well as reasonable and supportable forecasts affecting collectability. For purposes of the ECL model of trade accounts receivable, on a country-by-country
basis, Cemex segments its accounts receivable by type of client, homogeneous credit risk and days past due and determines for each segment an average rate of ECL, considering actual credit loss experience generally over the last 12 months and analyses of future delinquency, that is applied to the balance of the accounts receivable. The average ECL rate increases in each segment of days past due until the rate is 100% for the segment of 365 days or more past due.

Costs incurred in the issuance of debt or borrowings
Direct costs incurred in debt issuances or borrowings, as well as debt refinancing or non-substantial
modifications
to debt agreements that did not represent an extinguishment of debt by considering that the holders and the relevant economic terms of the new instrument are not substantially different to the replaced instrument, adjust the carrying amount of the related debt and are amortized as interest expense as part of the effective interest rate of each instrument over its maturity. These costs include commissions and professional fees. Costs incurred in the extinguishment of debt, as well as debt refinancing or modifications to debt agreements, when the new instrument is substantially different from the old instrument according to a qualitative and quantitative analysis, are recognized in the statement of income as incurred.
Leases (notes 15 and 17.2)
At the inception of a contract, Cemex assesses whether a contract is or contains, a lease. A contract is, or contains a lease, if at the inception of the contract, it conveys the right to control the use of an identified asset for a period in exchange for consideration. Pursuant to IFRS 16, leases are recognized as financial liabilities against assets for the right-of-use,
measured at their commencement date as the NPV of the future contractual fixed payments, using the interest rate implicit in the lease or, if that rate cannot be readily determined, Cemex’s incremental borrowing rate. Cemex determines its incremental borrowing rate by obtaining interest rates from its external financing sources and makes certain adjustments to reflect the term of the lease, the type of the asset leased and the economic environment in which the asset is leased.
Cemex does not separate the
non-lease
component from the lease component included in the same contract. Lease payments included in the measurement of the lease liability comprise contractual rental fixed payments, less incentives, fixed payments of non-lease
components and the value of a purchase option, to the extent that option is highly probable to be exercised or is considered a bargain purchase option. Interest incurred under the financial obligations related to lease contracts is recognized as part of the “Interest expense” line item in the statement of income.
At the commencement date or on modification of a contract that contains a lease component, Cemex allocates the consideration in the contract to each lease component based on their relative stand-alone prices. Cemex applies the recognition exception for lease terms of 12 months or less and contracts of low-value
assets and recognizes the lease payment of these leases as rental expense in the statement of income over the lease term. Cemex defined the lease contracts for office and computer equipment as low-value
assets.
The lease liability is measured at amortized cost using the effective interest method as payments are incurred and is remeasured when: a) there is a change in future lease payments arising from a change in an index or rate, b) if there is a change in the amount expected to be payable under a residual guarantee, c) if the Company changes its assessment of whether it will exercise a purchase, extension or termination option, or d) if there is a revised in-substance
fixed lease payment. When the lease liability is remeasured, an adjustment is made to the carrying amount of the asset for the right-of-use
or is recognized within “Financial income and other items, net” if such asset has been reduced to zero.
Embedded derivative financial instruments
Cemex reviews its contracts to identify the existence of embedded derivatives. Identified embedded derivatives are analyzed to determine if they need to be separated from the host contract and recognized in the statement of financial position as assets or liabilities, applying the same valuation rules used for other derivative instruments.

Property, Machinery And Equipment And Assets For The Right-Of-Use (note 15)
28.5)	PROPERTY, MACHINERY AND EQUIPMENT AND ASSETS FOR THE RIGHT-OF-USE (note 15)
Property, machinery and equipment are recognized at their acquisition or construction cost, as applicable, less accumulated depreciation and impairment losses. Depreciation of fixed assets is recognized as part of cost and operating expenses (notes 5 and 6) and is calculated using the straight-line method over the estimated useful lives of the assets, except for mineral reserves, which are depleted using the units-of-production
method. Periodic maintenance of fixed assets is expensed as incurred. Advances to suppliers of fixed assets are presented as part of other long-term accounts receivable.
Assets for the
right-of-use
related to leases are initially measured at cost, which comprises the initial amount of the lease liability adjusted by any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle, remove or restore the underlying asset, less any lease incentives received. Assets for the right-of-use
are generally depreciated using the straight-line method from the commencement date to the end of the lease term. Assets for the right-of-use
may be reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
Cemex capitalizes, as part of the related cost of fixed assets, interest expense from existing debt during the construction or installation period of qualifying fixed assets, considering Cemex’s corporate average interest rate and the average balance of investments in process for the period.

Business Combinations, Goodwill And Other Intangible Assets (notes 4.1 and 16)
28.6)	BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS (notes 4.1 and 16)
The consideration transferred in business combinations is allocated to all assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. Any unallocated portion of the consideration transferred represents goodwill, which is not amortized and is subject to periodic impairment tests (note 28.7). Costs associated with the acquisition are expensed in the statement of income as incurred.
Intangible assets are recognized at their acquisition or development cost, as applicable, when probable future economic benefits are identified and there is evidence of control over such benefits. Definite life intangible assets are amortized on a straight-line basis or using the units-of-production
method, as applicable, as part of operating costs and expenses (notes 5 and 6). Direct costs incurred in the development stage of computer software for internal use are capitalized and amortized through the operating results over the useful life of the software, which, on average is five years.

Cemex’s extraction rights have a weighted average useful life of 83 years, depending on the sector and the expected life of the related reserves. Except for extraction rights which are amortized using the units-of-production
method and/or as otherwise indicated, Cemex’s intangible assets are amortized on a straight-line basis over their useful lives that range on average from 3 to 20 years.

Impairment of Long-lived Assets (notes 15 and 16)
28.7)	IMPAIRMENT OF LONG-LIVED ASSETS (notes 15 and 16)
Property, machinery and equipment, assets for the
right-of-use,
intangible assets of definite life and other investments
These assets are tested for impairment upon the occurrence of internal or external impairment indicators. Impairment losses, corresponding to the excess of the asset’s carrying amount over its recoverable amount, are recorded within “Other expenses, net.” Recoverable amounts, which include the NPV of future projected cash flows arising from the asset over its useful life (value in use), are determined considering market economic assumptions.
Goodwill
Goodwill is tested for impairment when required upon the occurrence of internal or external indicators of impairment or at least once a year, during the last quarter of such year, at the level of the group of cash-generating units (“CGUs”) to which goodwill balances were allocated by determining the recoverable amount of such group of CGUs, corresponding to the NPV of estimated future cash flows to be generated by such CGUs over periods of 5 years plus terminal value (value in use). An impairment loss is recognized within “Other expenses, net” when the recoverable amount is lower than the net book value of the group of CGUs. Impairment charges recognized on goodwill are not reversed in subsequent periods.
The reportable segments reported by Cemex (note 4.3), represent Cemex’s groups of CGUs to which goodwill has been allocated for purposes of testing goodwill for impairment and represent the lowest level within Cemex at which goodwill is monitored internally by management.

Provisions (notes 18, 24 and 25)
28.8)	PROVISIONS (notes 18, 24 and 25)
Cemex recognizes provisions when it has a legal or constructive obligation resulting from past events, whose resolution would require cash outflows, or the delivery of other resources owned by the Company. As of December 31, 2023 and 2022, some significant proceedings that gave rise to a portion of the carrying amount of Cemex’s other current and non-current
liabilities and provisions are detailed in note 25.1.
Obligations or losses related to contingencies are qualitatively disclosed in the notes to the financial statements. The effects of long-term commitments established with third parties, such as supply contracts with suppliers or customers, are recognized in the financial statements on an incurred or accrued basis, after taking into consideration the substance of the agreements. Relevant commitments are disclosed in the notes to the financial statements.

Pensions and Other Post-Employment Benefits (note 19)
28.9)	PENSIONS AND OTHER POST-EMPLOYMENT BENEFITS (note 19)
Defined contribution pension plans
The costs of defined contribution pension plans are recognized in the operating results as they are incurred. Liabilities arising from such plans are settled through cash transfers to the employees’ retirement accounts, without generating future obligations.
Defined benefit pension plans and other post-employment benefits
The costs associated with defined benefit pension plans and other post-employment benefits, generally comprised of health care benefits, life insurance and seniority premiums, are recognized services are rendered by the employees based on actuarial estimations of the benefits’ present value considering the advice of external actuaries. For certain pension plans, Cemex has created irrevocable trust funds to cover future benefit payments (“plan assets”). These plan assets are valued at their estimated fair value at the statement of financial position date. All actuarial gains and losses for the period, related to differences between the projected and real actuarial assumptions at the end of the period, as well as the difference between the expected and actual return on plan assets, are recognized as part of “Other items of comprehensive income, net” within stockholders’ equity.
The service cost, corresponding to the increase in the obligation for additional benefits earned by employees during the period, is recognized within operating costs and expenses. The net interest cost, resulting from the increase in obligations for changes in NPV and the change during the period in the estimated fair value of plan assets, is recognized within “Financial income and other items, net.”
Termination benefits
Termination benefits, not associated with a restructuring event, which mainly represent severance payments by law, are recognized in the operating results for the period in which they are incurred. In the event of restructuring it is recognized within “Other expenses, net.”

Income Taxes (note 20)
28.10)	INCOME TAXES (note 20)
The income taxes reflected in the statement of income include the amounts incurred during the period and the amounts of deferred income taxes, determined according to the income tax law applicable to each subsidiary, reflecting any uncertainty in income tax treatments and include the effects measured in each subsidiary by applying the enacted statutory income tax rate at the end of the reporting period. According to IFRS, all items charged or credited directly in stockholders’ equity or as part of other comprehensive income or loss for the period are recognized net of their current and deferred income tax effects. The effect of a change in enacted statutory tax rates is recognized in the period in which the change is officially enacted.

Deferred income taxes

Deferred tax assets are reviewed at each reporting date and are derecognized when it is not deemed probable that the related tax benefit
will be realized, considering the aggregate amount of self-determined tax loss carryforwards that Cemex believes will not be rejected by the tax authorities based on available evidence and the likelihood of recovering them prior to their expiration through an analysis of estimated future taxable income. To determine whether it is probable that deferred tax assets will ultimately be recovered, Cemex takes into consideration all available positive and negative evidence, including factors such as market conditions, industry analysis, expansion plans, projected taxable income, carryforward periods, current tax structure, potential changes or adjustments in tax structure, tax planning strategies, future reversals of existing temporary differences. Deferred income tax assets and liabilities relating to different tax jurisdictions are not offset.
Uncertain tax positions
The income tax effects of uncertain tax positions are recognized when it is probable that the position will be sustained based on its technical merits and assuming that the tax authorities will examine each position with full knowledge of all relevant information. For each position, Cemex considers its probability, regardless of its relation to any broader tax settlement. The probability threshold represents a positive assertion by management that Cemex is entitled to the economic benefits of a tax position. If a tax position is considered not probable to be sustained, no benefits of the position are recognized. Interest and penalties related to unrecognized tax benefits are recorded as part of the income tax in the statements of income based on the Company’s analysis of the nature of such interest and penalties, considering recent IFRS Interpretations Committee guidance.
Effective income tax rate
The effective income tax rate is determined by dividing the line item “Income tax” by the line item “Earnings before income tax.” This effective tax rate is further reconciled to Cemex’s statutory tax rate applicable in Mexico (note 20.3). A significant effect on Cemex’s effective tax rate and consequently on the reconciliation of Cemex’s effective tax rate, relates to the difference between the statutory income tax rate in Mexico of 30% and the applicable income tax rates of each country where Cemex operates.
For the years ended December 31, 2023, 2022 and 2021, the statutory tax rates in Cemex’s main operations were as follows:

Country	2023	2022	2021
Mexico	30.0%	30.0%	30.0%
United States	21.0%	21.0%	21.0%
United Kingdom	23.5%	19.0%	19.0%
France	25.8%	25.8%	28.4%
Germany	28.2%	28.2%	28.2%
Spain	25.0%	25.0%	25.0%
Philippines	25.0%	25.0%	25.0%
Israel	23.0%	23.0%	23.0%
Colombia	35.0%	35.0%	31.0%
Others	5.5% – 30.0%	5.5% – 30.0%	5.5% – 30.0%

Cemex’s current and deferred income tax amounts included in the statement of income for the period are highly variable, and are subject, among other factors, to taxable income determined in each jurisdiction in which Cemex operates. Such amounts of taxable income depend on factors such as sale volumes and prices, costs and expenses, exchange rate fluctuations and interest on debt, among others, as well as the estimated tax assets at the end of the period due to the expected future generation of taxable gains in each jurisdiction.
Global minimum tax
On July 10, 2021, the intergovernmental international group promoting economic and financial cooperation known as G20 endorsed the key components of the Pillar Two tax reform that was agreed by 132 countries and jurisdictions (Inclusive Framework on Base Erosion and Profit Shifting or the “Inclusive Framework”). The key components of Pillar Two, which are commonly referred to as the “global minimum tax” introduce a minimum effective tax rate of at least 15%, calculated based on a specific rule set, known as “GloBE model rules”, which was published on December 20, 2021, by the Organization for Economic
Co-operation
and Development (“OECD”), as approved by the Inclusive Framework. Groups with an effective tax rate below the minimum in any particular jurisdiction would be required to pay top-up
tax at the level of the ultimate parent entity or the intermediate parent entities, as applicable, based on the Income Inclusion Rule. The global minimum tax would be applied to groups with annual revenue of at least 750 million Euros. Among the countries in which Cemex operates, the minimum tax rules, which are effective January 1, 2024, have been endorsed by Switzerland and the EU, and consequently, they will start to apply at the level of Cemex’s Swiss and Spanish intermediate parent entities, each considering all their corresponding subsidiaries. For instance, if the effective tax rate of a jurisdiction where subsidiaries of Cemex España operate as determined using each individual entity’s financial statements (considering certain adjustments) is below 15% on a combined basis, Cemex España would then need to pay in Spain the difference between the implied effective tax rate and the minimum tax rate of 15%, unless a Qualified Domestic Minimum
Top-up
Tax is in effect, in which case, any
top-up
tax would be paid in such jurisdiction. Cemex is currently analyzing Pillar Two implementation and preliminarily considers that effects will not be significant.
Stockholders' Equity
28.11)	STOCKHOLDERS’ EQUITY

Other equity reserves and subordinated notes (note 21.2)
Groups the cumulative effects of items and transactions that are, temporarily or permanently, recognized directly to stockholders’ equity, and includes the comprehensive income, which reflects certain changes in stockholders’ equity that do not result from investments by owners and distributions to owners.
Beginning in June 2021, this line item includes the balance of the 2021 Subordinated Notes with no fixed maturity issued by the Parent Company. Considering that the Parent Company’s subordinated notes have no fixed maturity date, there is no contractual obligation for the Parent Company to deliver cash or any other financial assets, the payment of principal and interest may be deferred indefinitely at the sole discretion of Cemex and specific redemption events, are entirely under the Parent Company’s control, under applicable IFRS, the Subordinated Notes qualify as equity instruments and are classified within controlling interest stockholders’ equity. In addition, this line item includes the accrued interest under Subordinated Notes.
The most significant items within “Other equity reserves and subordinated notes” during the reported periods are as follows:
Items of “Other equity reserves and subordinated notes” included within other comprehensive income:

•
Currency translation effects from the translation of foreign subsidiaries, net of: a) exchange results from foreign currency debt directly related to the acquisition of foreign subsidiaries; and b) exchange results from foreign currency related parties’ balances that are of a non-current
investment class (note 28.3);

•
The effective portion of the valuation and liquidation effects from derivative financial instruments under cash flow hedging relationships, which are recorded temporarily in stockholders’ equity (note 28.4);

•	Changes in fair value of other investments in strategic securities (note 28.4); and

•	Current and deferred income taxes during the period arising from items whose effects are directly recognized in stockholders’ equity.
Items of “Other equity reserves and subordinated notes” not included in comprehensive income:

•	Effects related to controlling stockholders’ equity for changes or transactions affecting non-controlling interest stockholders in Cemex’s consolidated subsidiaries;

•
Effects attributable to controlling stockholders’ equity for financial instruments issued by consolidated subsidiaries that qualify for accounting purposes as equity instruments, such as the interest expense paid on perpetual debentures;

•	The balance of Subordinated Notes with no fixed maturity and any interest accrued thereof; and

•	The cancellation of the Parent Company’s shares held by consolidated entities.

Executive Share-Based Compensation (note 22)
28.12)	EXECUTIVE SHARE-BASED COMPENSATION (note 22)
Share-based payments to executives are defined as equity instruments when services received from employees are settled by delivering shares of the Parent Company and/or a subsidiary; or as liability instruments when Cemex commits to make cash payments to the executives upon exercise of the awards based on changes in the Parent Company and/or the subsidiary’s stock (intrinsic value). The cost of equity instruments represents their estimated fair value at the date of grant and is recognized in the operating results during the periods in which the executives release any restriction. Cemex does not grant liability instruments.
Allowances Related To Emissions Of CO2
28.13)	ALLOWANCES RELATED TO EMISSIONS OF CO 2
According to the Paris Agreement objectives (note 24.4), in certain countries where Cemex operates, such as the EU countries and the United Kingdom, among others, mechanisms aimed at reducing carbon dioxide emissions have been established, such as the EU ETS, by means of which, the relevant environmental authorities grant annually certain number of emission rights (“Allowances”) so far free of cost to the entities that may release CO
2
. Entities in turn, must submit to such environmental authorities at the end of the compliance period, Allowances for a volume equivalent to the tons of CO
2
released. Companies must buy additional Allowances to meet deficits between actual CO
2
emissions during the compliance period and Allowances received. Entities may also dispose of any surplus of Allowances in the market. In general, failure to meet the emissions caps is subject to significant monetary penalties. The trend is that Allowances received free of cost will be reduced over time so that entities are compelled to act and gradually reduce the aggregate volume of emissions.

As of December 31, 2023, according to management estimates (unaudited), Cemex held excess Allowances received for no consideration
in prior years sufficient to allow the Company offsetting CO
2
costs in the EU and the United Kingdom operations until 2026. Moreover, the increasing use of decarbonated or lower carbon raw materials, although far more expensive than traditional raw materials, among other strategies to reduce CO
2
emissions such as the use of alternative fuels and decarbonated or lower carbon cementitious materials, may allow Cemex, according to internal estimates, to extend its consolidated surplus of Allowances beyond 2026.
Cemex accounts for the effects associated with CO
2
emission reduction mechanisms as follows:

•	Certificates received through government grants for no consideration paid are recognized at zero cost in the statement of financial position.

•	Revenues received from the sale of excess Allowances are recognized in the statement of income in the period in which they occur.

•	Allowances that would be acquired to hedge exceeding CO 2 emissions would be recognized as intangible assets at cost and would be further amortized to the cost of sales during the compliance period.

•
Cemex would accrue a provision at market value against the cost of sales when current emissions of CO
2
would exceed the number of emission rights on hand and the required additional Allowances would not be yet acquired in the market.

•	In addition, in certain countries, the environmental authorities impose levies per ton of CO 2 or other greenhouse gases released. Such expenses are recognized as part of the cost of sales as incurred.

Concentration of Credit
28.14)	CONCENTRATION OF CREDIT
Cemex sells its products primarily to distributors in the construction industry, with no specific geographic concentration within the countries in which Cemex operates. As of and for the years ended December 31, 2023, 2022 and 2021, no single customer individually accounted for a significant amount of the reported amounts of sales or in the balances of trade accounts receivable. In addition, there is no significant concentration of a specific supplier relating to the purchase of raw materials.

Newly Issued IFRS Not Yet Adopted
28.15)	NEWLY ISSUED IFRS NOT YET ADOPTED
There are several amendments or new IFRS issued but not yet effective which are un der analysis and the Compa
ny’s management expects to adopt in their specific effective dates considering preliminarily without any significant effect on the Company’s financial position or operating results, and which are summarized as follows:

Standard	Main topic	Effective date

Amendments to IAS 7, Statement of Cash Flows and IFRS 7, Financial Instruments: Disclosures – Supplier Finance Arrangements
The amendment requires entities to provide additional disclosures about their supplier finance arrangements to provide users of financial statements with information about: a) how such arrangements affect an entity’s liabilities and cash flows; and b) to understand their effect on an entity’s exposure to liquidity risk and how the entity might be affected if the arrangements were no longer available.
January 1, 2024

Amendments to IAS 1, Presentation of Financial Statements – Non-current liabilities with covenants	The amendments improve information an entity provides when its right to defer settlement of liabilities for at least twelve months is subject to compliance with covenants.	January 1, 2024

Amendments to IFRS 16, Leases – Lease liability in a sale and leaseback
The amendments mentioned that on initial recognition, the seller-lessee would include variable payments when it measures a lease liability arising from a sale-and-leaseback
transaction. In addition, the amendments established that the seller-lessee could not recognize gains or losses relating to the right of use it retains after initial recognition.
January 1, 2024

Amendments to IAS 1, Presentation of Financial Statements	Clarifies the requirements to be applied in classifying liabilities as current and non-current.	January 1, 2024

Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates – Lack of Exchangeability
The amendments require an entity to apply a consistent approach to assessing whether a currency is exchangeable into another currency and when it is not, to determine the exchange rate to use and the disclosures to provide.
January 1, 2025